UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--155.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.7%
Houston County Health Care
Authority, GO (Insured; AMBAC)	6.25	10/1/09	8,000,000 a	8,471,040
Alaska--.8%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.00	6/1/49	4,000,000	4,056,800
Arizona--3.8%
Arizona Housing Finance Authority,
SFMR (Mortgage Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	6,000,000	5,876,280
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000	5,661,180
Navajo County Industrial
Development Authority, IDR
(Stone Container Corporation
Project)	7.40	4/1/26	1,585,000	1,529,477
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 a	6,549,240
Arkansas--.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,420,000	2,487,881
California--10.9%
California,
GO	5.25	4/1/34	5,000	5,042
California,
GO (Various Purpose)	5.50	4/1/14	3,385,000 a	3,705,255
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	7,475,000	6,391,872
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/34	7,400,000	7,030,666
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	1,999,700
California Public Works Board,

LR Department of General
Services (Butterfield State
Office Complex)	5.25	6/1/30	5,000,000	5,048,850
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,036,820
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.00	7/1/39	5,000,000	4,382,200
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	8,100,000 a	9,541,395
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	2,000,000 a	2,364,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,775,000	4,700,503
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000	5,999,761
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/32	3,000,000	3,063,600
Colorado--5.2%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	1,691,540
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,000,000	2,625,780
Colorado Health Facilities
Authority, Revenue (Poudre
Hospital) (Insured; FSA)	5.25	3/1/40	3,000,000	3,031,260
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,645,000	1,737,120
Colorado Housing Finance
Authority, SFMR	5.10	11/1/36	3,680,000	3,444,590
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	10,550,000 a	11,819,165
Southlands Metropolitan District
Number 1, GO	7.13	12/1/14	2,000,000 a	2,381,860
Florida--3.4%
Florida Housing Finance
Corporation, Housing Revenue
(Nelson Park Apartments)
(Insured; FSA)	6.40	9/1/09	12,375,000 b,c	12,605,670

Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	3,000,000 b	3,013,170
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 a	47,431
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	1,993,905
Georgia--2.3%
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,631,023
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000	2,458,775
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,340,048
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/14	2,000,000 a	2,278,780
Hawaii--.3%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	1,800,000	1,787,994
Idaho--1.0%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,001,700
Illinois--11.3%
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 a	15,664,803
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,240,000	2,280,074
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA, Inc.)	6.00	1/1/10	3,000,000 a	3,181,680
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	5,000,000	2,359,000
Illinois Educational Facilities

Authority, Revenue
(Northwestern University)	5.00	12/1/38	8,000,000 b,c	8,048,720
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA,
Inc.)	5.13	7/1/08	5,000 a	5,050
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	5.50	2/1/40	3,500,000	3,546,655
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 a	4,324,917
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 a	8,196,042
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,950,000 a	5,331,101
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA,
Inc.)	5.25	6/15/42	5,325,000	5,396,195
Indiana--2.2%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,500,000 a	7,064,915
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,227,730
Kansas--5.3%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000	3,146,100
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	3,705,000	3,761,909
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	7,470,000	7,725,101
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	2,005,000	2,056,087
Wichita,
Hospital Facilities
Improvement Revenue (Via

Christi Health System Inc.)	6.25	11/15/24	10,000,000	10,325,600
Kentucky--2.0%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,035,220
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	2,370,000	2,436,787
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.38	11/20/35	1,805,000	1,827,111
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's Healthcare, Inc.
Project)	6.13	2/1/37	4,000,000 d	4,004,040
Louisiana--1.9%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,980,000	2,677,590
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000	7,005,390
Maine--.6%
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,876,811
Maryland--1.9%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.75	9/1/37	2,385,000	2,420,346
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000	3,906,824
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.50	6/1/13	3,000,000 a	3,421,290
Massachusetts--2.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,700,000 a	2,037,042

Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	4,815,000 a	5,228,560
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	188,600
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	5,916,720
Michigan--7.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,283,274
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	6,956,126
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	5,576,394
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	2,911,290
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	6.13	11/15/09	5,000,000 a	5,301,450
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	2,782,020
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	12,900,000	12,545,379
Minnesota--6.8%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,449,122	2,361,321
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	4,742,342	4,593,717
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	5,000,000	5,204,150
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North

Oaks, Inc. Project)	6.25	10/1/47	5,265,000	5,111,683
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	2,011,060
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	5,500,000	5,390,165
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	2,000,000	1,925,800
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 a	3,104,100
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,134,050
Mississippi--3.6%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,524,957
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	13,992,032
Missouri--3.0%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	1,929,840
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,344,525
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,955,780
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	6,750,000 a	7,343,258
Montana--.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,200,000	1,233,768
Nevada--2.5%
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;

FSA)	6.40	1/1/10	12,000,000 a	12,681,480
New Hampshire--2.8%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,150,010
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,039,870
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,009,810
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,063,300
New Jersey--2.6%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	5,500,000	5,355,295
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/37	1,235,000	1,249,412
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,640,000 a	6,522,829
New Mexico--1.3%
Farmington,
PCR (Tucson Electric Power
Company San Juan Project)	6.95	10/1/20	4,000,000	4,026,480
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,120,000	1,136,453
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,365,000	1,411,478
New York--3.2%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,275,000	3,264,094
New York City Industrial
Development Agency, Special
Facility Revenue (American

Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	2,552,452
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,179,250
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,367,152
North Carolina--2.7%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	3,485,000	3,489,705
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	10,000,000	10,173,200
North Dakota--.1%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	675,000	693,279
Ohio--8.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	25,500,000	23,299,605
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
MBIA, Inc.)	0.00	12/1/29	3,955,000 e	1,289,844
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
MBIA, Inc.)	0.00	12/1/31	3,955,000 e	1,149,600
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	3,400,000	3,311,192
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	782,160
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	7,555,000	6,404,978
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	2,596,620
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,500,000	3,430,665
Oklahoma--2.8%

Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,005,000	1,021,412
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	705,000	724,895
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA, Inc.)	5.75	8/15/09	5,160,000 a	5,423,315
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA, Inc.)	5.75	8/15/09	7,070,000 a	7,430,782
Pennsylvania--2.6%
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,528,300
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	9,310,000	8,289,996
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	2,354,575
South Carolina--4.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	5,000 a	5,476
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	20,020,000 a,b,c	21,927,806
Tennessee--5.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	5,000,000 a	5,872,550
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	3,000,000 a	3,523,530
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	10,000,000	9,402,000
Memphis Center City Revenue

Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	10,000,000	8,655,400
Texas--19.4%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000 a	4,338,680
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	3,000,000	2,677,590
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	7,000,000	7,024,990
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	6.38	5/1/35	10,630,000	5,227,196
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; MBIA, Inc.)	6.25	11/1/28	3,000,000	3,025,140
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000	5,319,240
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 a	9,295,005
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	4,063,459
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	3,102,168
North Texas Tollway Authority,
System Revenue	5.75	1/1/40	20,000,000	20,116,200
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	11,300,000	9,665,116
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,197,580
Texas Affordable Housing
Corporation, SFMR

(Collateralized: FHLMC, FNMA
and GNMA)	5.85	4/1/41	6,990,000	6,951,485
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	10.36	7/2/24	900,000 f	966,042
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,319,816
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	5,500,000	4,791,600
Vermont--.1%
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	755,000	765,955
Virginia--2.3%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 a	11,308,815
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	400,000	416,936
Washington--3.8%
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 a	10,518,400
Washington Health Care Facilities
Authority, Revenue (Kadlec
Medical Center) (Insured;
Assured Guaranty)	5.00	12/1/30	2,000,000	1,999,920
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	6,730,000	6,798,781
West Virginia--1.4%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	4,804,650
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,299,140
Wisconsin--8.0%
Badger Tobacco Asset
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	10,920,000 b,c	10,785,848
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	22,995,000	23,729,460
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,442,676
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,091,360
Wyoming--1.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	4,023,945
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,370,384
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,677,125
U.S. Related--1.4%
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	991,180
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 a	6,422,700
Total Long-Term Municipal Investments
(cost $803,373,115)				798,250,754
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.7%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.3%
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
and Liquidity Facility; Branch
Banking and Trust Co.)	9.00	7/7/08	1,500,000 g	1,500,000
Oklahoma--2.0%
Payne County Economic Development
Authority, Student Housing
Revenue (OSUF Phase III
Student Housing, L.L.C.
Project) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	9.00	7/7/08	10,100,000 g	10,100,000
Tennessee--1.4%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue

(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	9.00	7/7/08	3,220,000 g	3,220,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	9.00	7/7/08	4,000,000 g	4,000,000
Total Short-Term Municipal Investments
(cost $18,820,000)				18,820,000
Total Investments (cost $822,193,115)			159.2%	817,070,754
Liabilities, Less Cash and Receivables			(3.7%)	(18,934,084)
Preferred Stock, at redemption value			(55.5%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	513,136,670

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $56,381,214 or 11.0% of net assets applicable to Common Shareholders.
c	Collateral for floating rate borrowings.
d	Purchased on a delayed delivery basis.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Inverse floater security--the interest rate is subject to change periodically.
g	Securities payable on demand. Variable interest rate--subject to periodic change.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $822,193,115. Net unrealized depreciation on investments was $5,122,361 of which $24,104,297 related to appreciated investment securities and $29,226,658 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer
Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)